Average Annual Total Returns - Basic Materials UltraSector ProFund	Investor OneYear	Investor FiveYears	Investor TenYears	Investor InceptionDate	Investor After Taxes on Distributions OneYear	Investor After Taxes on Distributions FiveYears	Investor After Taxes on Distributions TenYears	Investor After Taxes on Distributions and Sales of Shares OneYear	Investor After Taxes on Distributions and Sales of Shares FiveYears	Investor After Taxes on Distributions and Sales of Shares TenYears	Service OneYear	Service FiveYears	Service TenYears	Service InceptionDate	S&P 500® OneYear		S&P 500® FiveYears		S&P 500® TenYears		S&P 500® InceptionDate	Dow Jones U.S. Basic MaterialsSM Index OneYear		Dow Jones U.S. Basic MaterialsSM Index FiveYears		Dow Jones U.S. Basic MaterialsSM Index TenYears		Dow Jones U.S. Basic MaterialsSM Index InceptionDate
Total	25.13%	4.50%	6.70%	Sep. 04, 2001	25.13%	4.49%	6.70%	14.88%	3.49%	5.42%	23.86%	3.46%	5.65%	Sep. 04, 2001	31.49%	[1]	11.70%	[1]	13.56%	[1]	[1]	19.76%	[1]	5.75%	[1]	7.41%	[1]	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.